Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 67,419	$ 109,525
Accounts receivable	56,417	34,680
Inventories	14,946	13,863
Prepaid expenses and deposits	5,456	5,746
Total current assets	144,238	163,814
Non-current assets
Property, plant and equipment	960,059	941,374
Deferred income tax asset	153,174	68,295
Total non-current assets	1,113,233	1,009,669
Total assets	1,257,471	1,173,483
Current liabilities
Accounts payable and accrued liabilities	61,804	59,850
Current portion of long-term debt	248,489	44,321
Warrant liability	18,304	18,630
Taxes payable		1,063
Current portion of lease liabilities	7,014	6,002
Risk management contracts	248	417
Total current liabilities	335,859	130,283
Non-current liabilities
Long-term debt	80,441	332,029
Lease liabilities	2,296	7,722
Decommissioning liabilities	17,444	8,449
Total non-current liabilities	100,181	348,200
Total liabilities	436,040	478,483
Shareholders’ equity
Share capital	164,402	158,515
Contributed surplus	8,921	9,788
Retained earnings	648,108	526,697
Total shareholders' equity	821,431	695,000
Total liabilities and shareholders' equity	$ 1,257,471	$ 1,173,483